GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 5,737
Goodwill ending balance	5,728	$ 5,737
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	5,294	5,248
Divestments and assets held for sale	(34)	0
Foreign exchange differences and other movements	(274)	46
Goodwill ending balance	4,986	5,294
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	2,249	2,202
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	(51)	47
Goodwill ending balance	2,198	2,249
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,640	1,668
Divestments and assets held for sale	(18)	0
Foreign exchange differences and other movements	(218)	(28)
Goodwill ending balance	1,404	1,640
Goodwill | Brazil | Sumaré
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements		(2)
Goodwill | Brazil | Votorantim S.A.
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements	(24)
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	582	529
Divestments and assets held for sale	(16)	0
Foreign exchange differences and other movements	(16)	53
Goodwill ending balance	550	582
Goodwill | ACIS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	823	849
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	11	(26)
Goodwill ending balance	$ 834	$ 823